LEASE OBLIGATIONS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance Lease, Liability, Total	€ 548	€ 770
Finance Lease, Interest Expense	€ 12	€ 55	€ 29
Finance Lease, Weighted Average Remaining Lease Term (Year)	1 year 7 days	2 years 1 month 9 days
Finance Lease, Weighted Average Discount Rate, Percent	1.32%	2.93%
Operating Lease, Weighted Average Remaining Lease Term (Year)	2 years 2 months 4 days	2 years 7 months 13 days
Operating Lease, Weighted Average Discount Rate, Percent	2.29%	1.69%
Operating Lease, Expense	€ 912	€ 953	€ 941
Medical Devices [Member]
Finance Lease, Liability, Total	55
Vehicles and Other IT Equipment [Member]
Finance Lease, Liability, Total	€ 494